Loans and Allowance for Loan and Lease Losses (Classes Of The Loan Portfolio Summarized By The Aggregate Risk Rating) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 862,307	$ 813,924	$ 769,153	$ 736,513	$ 571,533
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	38,671	37,608	34,579	33,411	28,506
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	844,846	799,937		722,905
Pass [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	38,154	37,242		32,928
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	6,559	3,071		6,516
Special Mention [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	124	142		261
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	10,902	10,916		9,770
Substandard [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	393	224		222
Commercial Portfolio [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	181,368	172,518	160,278	160,261	119,010
Commercial Portfolio [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	482,141	446,524	410,786	369,464	297,357
Commercial Portfolio [Member] | Commercial Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	53,305	54,376	56,074	68,068	56,076
Commercial Portfolio [Member] | Pass [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	175,700	170,780		158,302
Commercial Portfolio [Member] | Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	473,078	437,592		359,859
Commercial Portfolio [Member] | Pass [Member] | Commercial Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	52,543	52,888		65,665
Commercial Portfolio [Member] | Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,385	937		1,289
Commercial Portfolio [Member] | Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,757	1,683		2,088
Commercial Portfolio [Member] | Special Mention [Member] | Commercial Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	191	202		2,403
Commercial Portfolio [Member] | Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,283	801		670
Commercial Portfolio [Member] | Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	7,306	7,249		7,517
Commercial Portfolio [Member] | Substandard [Member] | Commercial Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	571	1,286
Finance Leases Portfolio [Member] | Lease Financing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	307	425	565	727	1,121
Finance Leases Portfolio [Member] | Pass [Member] | Lease Financing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	307	425		727
Residential Portfolio [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	102,637	99,457	103,822	100,665	66,442
Residential Portfolio [Member] | Pass [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	101,186	97,994		101,507
Residential Portfolio [Member] | Special Mention [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	102	107		475
Residential Portfolio [Member] | Substandard [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,349	1,356		1,361
Consumer Portfolio [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	3,878	3,016	$ 3,049	3,917	$ 3,021
Consumer Portfolio [Member] | Pass [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 3,878	$ 3,016		$ 3,917